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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended  June 30, 2007
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:   Kensico Capital Management Corp.
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Address: 55 Railroad Avenue 2nd Floor
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         Greenwich, CT 06830
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Form 13F File Number:  28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph Signorile
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Title: Chief Operating Officer
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Phone: (203) 862-5800
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Signature, Place, and Date of Signing:

Joseph Signorile                    Greenwich, CT                 7/19/07
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
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Form 13F Information Table Entry Total:
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Form 13F Information Table Value Total:
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                                             (thousands)


List of Other Included Managers:                None
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[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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
            ITEM 1               ITEM 2   ITEM 3       ITEM 4        ITEM 5            ITEM 6         ITEM 7          ITEM 8
                                                                                              SHARED             VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF  CUSIP     FAIR MKT VAL    SHARES OF     SOLE SHARED OTHER  MANAGERS    SOLE    SHARED NONE
                                 CLASS    NUMBER                 PRINCIPAL AMOUNT (A)  (B)    (C)                 (A)     (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS IN    COMMON      00763M108   93,715,584        2,686,800 X                  KENP      2,686,800
ALCOA INC                     COMMON      013817101   24,253,152          598,400 X                  KENP        598,400
ALLEGHENY ENERGY INC          COMMON      017361106   27,763,684          536,600 X                  KENP        536,600
ALTRIA GROUP INC              COMMON      02209S103   49,245,785          702,107 X                  KENP        702,107
AMERICAN COMMERICAL LINES INC OTC EQ      025195207      464,966           17,849 X                  KENP         17,849
AT&T INC                      COMMON      00206R102   19,363,900          466,600 X                  KENP        466,600
BERKSHIRE HATHAWAY INC-DEL    COMMON      084670108   18,610,750              170 X                  KENP            170
BROOKLINE BANCORP INC         OTC EQ      11373M107    4,180,432          363,200 X                  KENP        363,200
CARLISLE COMPANIES INC        COMMON      142339100    1,121,263           24,108 X                  KENP         24,108
CARMAX INC                    COMMON      143130102   25,999,800        1,019,600 X                  KENP      1,019,600
CERIDIAN CORP                 COMMON      156779100   35,539,000        1,015,400 X                  KENP      1,015,400
CITIZENS COMMUNICATIONS CO    COMMON      17453B101    9,074,961          594,300 X                  KENP        594,300
CROSSTEX ENERGY INC           OTC EQ      22765Y104    3,584,527          124,766 X                  KENP        124,766
CSX CORP                      COMMON      126408103   62,300,560        1,382,000 X                  KENP      1,382,000
CYTYC CORP                    OTC EQ      232946103       25,866              600 X                  KENP            600
DISCOVER FINANCIAL SERVICE    COMMON      254709108      712,500           25,000 X                  KENP         25,000
DOMTAR CORP                   COMMON      257559104  119,337,228       10,693,300 X                  KENP     10,693,300
ECHOSTAR COMMUNICATIONS CO    OTC EQ      278762109   72,756,384        1,677,574 X                  KENP      1,677,574
ERIE INDEMNITY CO-CL A        OTC EQ      29530P102    6,828,873          126,367 X                  KENP        126,367
FAIR ISSAC & CO INC           COMMON      303250104   16,924,100          421,837 X                  KENP        421,837
FBR CAP MKTS CORP COM         OTC EQ      30247C301   24,018,973        1,421,241 X                  KENP      1,421,241
FISERV INC                    OTC EQ      337738108   50,500,880          889,100 X                  KENP        889,100
FLOWSERVE CORP                COMMON      34354P105   68,005,680          949,800 X                  KENP        949,800
FRIEDMAN BILLINGS RAMSEY G    COMMON      358434108    6,336,330        1,160,500 X                  KENP      1,160,500
GSI COMMCERCE INC             OTC EQ      36238G102    3,857,452          169,857 X                  KENP        169,857
HARMAN INTERNATIONAL          COMMON      413086109   46,136,000          395,000 X                  KENP        395,000
HEELYS INC                    OTC EQ      42279M107      646,500           25,000 X                  KENP         25,000
HLTH CORP                     OTC EQ      40422Y101   92,029,434        6,568,839 X                  KENP      6,568,839
INFOCROSSING INC              OTC EQ      45664X109   12,451,551          674,150 X                  KENP        674,150
INFOSYS TECHNOLOGIES LTD      OTC EQ      456788108   19,502,602          387,110 X                  KENP        387,110
INTER TEL INC                 OTC EQ      458372109    8,177,599          341,730 X                  KENP        341,730
KBR INC                       COMMON      48242W106    4,941,732          188,400 X                  KENP        188,400
KRAFT FOODS INC               COMMON      50075N104   18,578,477          527,049 X                  KENP        527,049
MARSHALL & ILSLEY CORP        COMMON      571834100   14,431,890          303,000 X                  KENP        303,000
MONSTER WORLDWIDE INC         OTC EQ      611742107    4,114,110          100,100 X                  KENP        100,100
NATIONAL FUEL GAS CO          COMMON      636180101   60,430,443        1,395,300 X                  KENP      1,395,300
NMT MEDICAL INC               OTC EQ      629294109    7,542,386          634,881 X                  KENP        634,881
PAYLESS SHOESOURCE INC.       COMMON      704379106    3,155,000          100,000 X                  KENP        100,000
PHI INC                       OTC EQ      69336T106    1,252,958           40,418 X                  KENP         40,418
PHI INC NON-VTG               OTC EQ      69336T205   14,500,193          486,747 X                  KENP        486,747
R R DONNELLEY & SONS CO       COMMON      257867101    6,670,083          153,300 X                  KENP        153,300
SEACOR HOLDINGS INC           COMMON      811904101  144,739,742        1,550,340 X                  KENP      1,550,340
SEMTECH CORP                  OTC EQ      816850101   45,545,701        2,628,142 X                  KENP      2,628,142
SHOE CARNIVAL INC             OTC EQ      824889109    4,123,500          150,000 X                  KENP        150,000
SPRINT NEXTEL CORPORATION     COMMON      852061100    4,904,128          236,800 X                  KENP        236,800
SUN-TIMES MEDIA GROUP INC     COMMON      86688Q100    6,479,456        1,234,182 X                  KENP      1,234,182
TEKELEC INC                   OTC EQ      879101103   67,993,501        4,715,222 X                  KENP      4,715,222
TLC VISION CORPORATION        OTC EQ      872549100    2,042,812          395,128 X                  KENP        395,128
TXU CORP                      COMMON      873168108   10,958,459          162,830 X                  KENP        162,830
TYCO ELECTRONICS L COM STK    COMMON      G9144P105    9,151,758          234,300 X                  KENP        234,300
TYCO INTERNATIONAL LTD        COMMON      G9143X208   48,985,363        1,449,700 X                  KENP      1,449,700
UNION PACIFIC CORP            COMMON      907818108   20,266,400          176,000 X                  KENP        176,000
UTS ALDABRA 2 ACQ CORP UT     COMMON      01408A202    6,330,000          600,000 X                  KENP        600,000
VIRGIN MEDIA INC              OTC EQ      92769L101    2,837,423          116,431 X                  KENP        116,431
WEBSENSE INC                  OTC EQ      947684106   15,512,500          730,000 X                  KENP        730,000
WYNDHAM WORLDWIDE CORP        COMMON      98310W108   25,667,004          707,860 X                  KENP        707,860

SUBTOTALS
VALUE TOTAL                   ENTRY TOTAL
                1,474,621,335          56
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